Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Payroll and welfare payable	$19,937	$45,257
Other current liabilities	105,684	106,940
Accrued expenses and other current liabilities	$125,621	$152,197